Acquisitions and Divestitures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquisitions and Divestutures [Line Items]
Acquisitions	$ 379	$ 515	$ 733
Divestitures	(4,043)	(2,080)	(883)
Net Acquistions and Divestitures	(3,664)	(1,565)	(150)
Canadian Division [Member]
Acquisitions and Divestutures [Line Items]
Acquisitions	139	410	592
Divestitures	(3,770)	(350)	(288)
USA Division [Member]
Acquisitions and Divestutures [Line Items]
Acquisitions	240	105	141
Divestitures	(271)	(1,730)	(595)
Corporate & Other [Member]
Acquisitions and Divestutures [Line Items]
Divestitures	$ (2)